Deferred Financing Costs (Schedules) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Costs [Abstract]
Cost	$ 21,745,000	$ 23,410,000
Accumulated amortization	7,328,000	4,373,000
Net book value	14,417,000	19,037,000
Deferred Financing Cost Amortization	3,418,000	3,436,000
Deferred Finance Costs Write Off [Line Items]
Write-off of deferred financing costs	$ 0	$ 1,240,000